Unaudited Condensed Consolidated Interim Statements of Financial Position - EUR (€) € in Millions	Mar. 31, 2023	Dec. 31, 2022
Non-current assets
Goodwill	€ 2,101.2	€ 2,101.6
Intangibles	2,457.1	2,457.6
Property, plant and equipment	553.3	542.9
Other non-current assets	8.0	8.1
Derivative financial instruments	0.4	0.2
Deferred tax assets	104.2	100.4
Total non-current assets	5,224.2	5,210.8
Current assets
Cash and cash equivalents	370.9	369.7
Inventories	493.2	457.1
Trade and other receivables	319.0	266.8
Indemnification assets	1.8	1.8
Derivative financial instruments	12.7	19.9
Total current assets	1,197.6	1,115.3
Total assets	6,421.8	6,326.1
Current liabilities
Trade and other payables	726.0	695.4
Current tax payable	182.5	183.0
Provisions	52.9	36.1
Loans and borrowings	24.3	22.6
Derivative financial instruments	4.7	3.7
Total current liabilities	990.4	940.8
Non-current liabilities
Loans and borrowings	2,138.3	2,142.3
Employee benefits	135.3	132.1
Other non-current liabilities	1.0	1.1
Provisions	1.6	1.3
Derivative financial instruments	70.1	56.6
Deferred tax liabilities	441.5	445.7
Total non-current liabilities	2,787.8	2,779.1
Total liabilities	3,778.2	3,719.9
Net assets	2,643.6	2,606.2
Equity attributable to equity holders
Share capital and capital reserve	1,596.7	1,596.7
Share based compensation reserve	22.1	13.8
Translation reserve	89.3	89.3
Other reserves	10.8	19.8
Retained earnings	924.7	886.6
Equity attributable to owners of parent	€ 2,643.6	€ 2,606.2